Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021, and December 31, 2020, indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$57,506,681	$—

BETTER THERAPEUTICS OPCO [Member]
Fair Value Measurements
4. Fair Value Measurements
The Company measures and reports certain financial instruments as assets and liabilities at fair value on a recurring basis. The following tables sets forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE Agreements	$—	$—	$39,194	$39,194

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE Agreements	$—	$—	$11,740	$11,740
The Company’s SAFE agreements are recorded at fair value in our balance sheet. The fair value of the Company’s SAFE agreements is based on significant inputs not observable in the market which cause the instrument to be classified as Level 3 measurements within the fair value hierarchy. We measure financial assets and liabilities at fair value at each reporting period using a fair value hierarchy that requires the use of observable inputs and minimizes the use of unobservable inputs. We define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company assesses these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFE agreements are recognized within the statement of operations and comprehensive loss. The fair value of the Company’s SAFE agreements was $39,194 and $11,740 as of September 30, 2021 and December 31, 2020, respectively. As of September 30, 2021 and December 31, 2020, the Company did not have any other financial assets or liabilities measured at fair value.

10.	Fair Value Measurements
The Company measures and reports certain financial instruments as assets and liabilities at fair value on a recurring basis. The following tables sets forth the fair value of the Company’s financial assets and liabilities at fair value on a recurring basis based on the three-tier fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE Agreements	$—	$—	$11,740	$11,740

The Company’s SAFE agreements issued in 2020 are recorded at fair value in our balance sheet. The fair value of the Company’s SAFE agreements is based on significant inputs not observable in the market which cause the instrument to be cl
a
ssified as a Level 3 measurements with the fair value hierarchy. The valuation uses assumptions and estimates in a discounted cash flow model, under a future as-if
converted value in a qualified round of financing and if paid out in a change in control, with payouts discounted to their present value using a discount rate that reflected the risk of the payoff to the holder. The future as-if
converted values were estimated based on the fixed discount to the next round based on Management’s estimate of the next round timing, and the Monte Carlo method which was used to estimate the future enterprise value of the Company at a change in control event and the expected payment to the SAFE holders at each simulated enterprise value. The rate of return for the next financing event and liquidation event scenarios was 0.08% and 40%, respectively. The Company believes these assumptions would be made by a market participant in estimating the valuation of the SAFE. The Company assesses these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained.
Changes in the fair value of the SAFE agreements are recognized with the statement of operations. The fair value of the Company’s SAFE agreements was $11,740 as of December 31, 2020. As of December 31, 2020 and 2019, the Company did not have any other financial assets or liabilities measured at fair value.